Customer Accounts - Interest Expense on Customer Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Banking and Thrift [Abstract]
Checking accounts	$ 12,499	$ 6,072	$ 2,721
Savings accounts	980	920	978
Money market accounts	21,967	7,788	3,592
Time deposit accounts	87,665	58,468	45,256
Interest expense on customer accounts, gross	123,111	73,248	52,547
Less early withdrawal penalties	(895)	(756)	(524)
Interest expense on customer accounts, net	$ 122,216	$ 72,492	$ 52,023
Weighted average interest rate at end of year	1.08%	0.87%	0.54%
Weighted daily average interest rate during the year	1.05%	0.65%	0.49%